Equity (Tables) - Solaris LLC	12 Months Ended
Dec. 31, 2016
Schedule of assumptions used to determine compensation costs for options granted

Expected volatility	47.00%
Expected term (years)	6.25
Expected annual dividend yield	0.00%
Expected risk-free rate of return	2.14%

Schedule of summary of unit option activity

	Options Outstanding
			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual	Intrinsic Value
	Options	Price	Term (years)	(in thousands)
Balance, January 1, 2015	—	$—		$—
Granted	14,596	135.00		—
Exercised	—	—		—
Forfeited	—	—		—
Balance, December 31, 2015	14,596	$135.00	9.66	$—
Exercisable, December 31, 2015	—	—	—	—
Balance, January 1, 2016	14,596	$135.00	9.66	$—
Granted	—	—		—
Exercised	—	—		—
Forfeited	1,658	—		—
Balance, December 31, 2016	12,938	$135.00	8.67	$—
Exercisable, December 31, 2016	3,235	$135.00	8.67	$—

Schedule of summary of the status of the company's unvested unit options

		Weighted Average
		Grant Date Fair
	Options	Value
Unvested unit options:
Unvested at January 1, 2015	—	$—
Granted	14,596	39.68
Vested	—	—
Cancelled/forfeited	—	—
Unvested at December 31, 2015	14,596	39.68
Granted	—	—
Vested	(3,235)	39.68
Cancelled/forfeited	(1,658)	39.68
Unvested at December 31, 2016	9,703	$39.68